Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 21, 2018
Registrant Name	Tidal ETF Trust
Central Index Key	0001742912
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Dec. 21, 2018
Prospectus Date	Jan. 09, 2019
Aware Ultra-Short Duration Enhanced Income ETF | Aware Ultra-Short Duration Enhanced Income ETF
Prospectus:
Trading Symbol	AWTM